STOCK-BASED COMPENSATION - Narrative (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 33.0	$ 67.0
Liabilities from share-based payment transactions	57.0	67.0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 31.0	$ 45.0
Weighted average remaining contractual life	9 months	9 months 29 days
Number of units outstanding (shares) | shares	2,518	2,623	3,110
Liabilities from share-based payment transactions	$ 31.0	$ 38.6	$ 41.5
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (shares) | shares	2,873	3,962
Liabilities from share-based payment transactions	$ 43.0	$ 52.0
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 0.0	$ 0.0
Vesting period	4 years
Exercise period	7 years
Number of shares available for grant (shares) | shares	0	100
Intrinsic value of options exercised	$ 1.0	$ 2.0
Unrecognized compensation cost	$ 0.0	$ 0.0